Share option (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of share option movement
	(Unaudited) Six-month ended June 30, 2026 No. of shares	(Audited) December 31, 2025 No. of shares
At the beginning of the period/year	-	-
Granted	-	541,748
Exercised	-	(541,748)

At the end of the period/year	-	-

Exercisable at end of year	-	-